Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.5%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	4,311,603	$13,505,968

Airlines — 4.8%
Pegasus Hava Tasimaciligi AS(b)	658,009	3,969,038
Turk Hava Yollari AO(b)	6,888,021	14,742,382

		18,711,420

Auto Components — 0.3%
Kordsa Teknik Tekstil AS	473,583	968,972

Automobiles — 2.3%
Ford Otomotiv Sanayi AS	943,969	8,904,834

Banks — 22.3%
Akbank T.A.S.(b)	31,477,722	32,256,352
Turkiye Garanti Bankasi AS	25,439,009	34,568,787
Turkiye Halk Bankasi AS	8,606,714	7,816,710
Turkiye Is Bankasi AS, Class C(b)	12,144,347	10,655,035
Turkiye Sinai Kalkinma Bankasi AS(b)	7,562,960	881,275

		86,178,159

Beverages — 3.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,774,728	9,152,968
Coca-Cola Icecek AS	1,142,204	5,327,734

		14,480,702

Building Products — 0.2%
Trakya Cam Sanayii AS	1,912,246	924,068

Capital Markets — 0.5%
Verusa Holding AS(a)	622,691	2,055,132

Chemicals — 3.5%
Petkim Petrokimya Holding AS(b)	10,992,108	9,116,688
Sasa Polyester Sanayi AS(b)	3,323,488	3,548,076
Soda Sanayii AS	721,696	859,508

		13,524,272

Construction & Engineering — 2.9%
Tekfen Holding AS	2,621,534	11,176,778

Containers & Packaging — 0.2%
Anadolu Cam Sanayii AS(a)	1,828,651	846,068

Diversified Financial Services — 3.4%
Haci Omer Sabanci Holding AS	9,949,335	13,213,155

Electric Utilities — 1.0%
Enerjisa Enerji AS(a)(c)	4,081,660	3,741,979

Equity Real Estate Investment Trusts (REITs) — 1.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	25,701,133	5,020,742

Food & Staples Retailing — 10.2%
BIM Birlesik Magazalar AS	2,338,415	31,936,747
Migros Ticaret AS(a)(b)	1,212,081	2,677,289
Sok Marketler Ticaret AS(a)(b)	3,075,243	4,626,843

		39,240,879

Food Products — 1.8%
Ulker Biskuvi Sanayi AS(b)	2,156,701	7,040,373

Gas Utilities — 0.3%
Aygaz AS	663,480	1,007,331

Security	Shares	Value

Health Care Providers & Services — 1.1%
MLP Saglik Hizmetleri AS(a)(b)(c)	1,157,207	$2,433,136
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,470,046	1,985,128

		4,418,264

Household Durables — 2.5%
Arcelik AS(b)	2,141,374	6,392,216
Vestel Elektronik Sanayi ve Ticaret AS(b)	1,881,922	3,144,249

		9,536,465

Independent Power and Renewable Electricity Producers — 0.6%
Zorlu Enerji Elektrik Uretim AS(b)	10,816,110	2,112,938

Industrial Conglomerates — 7.5%
Dogan Sirketler Grubu Holding AS(a)	19,138,348	3,509,126
Enka Insaat ve Sanayi AS	2	2
KOC Holding AS	8,335,692	23,183,071
Turkiye Sise ve Cam Fabrikalari AS	2,749,573	2,450,075

		29,142,274

Insurance — 0.0%
Anadolu Anonim Turk Sigorta Sirketi	1	1

Machinery — 0.4%
Otokar Otomotiv Ve Savunma Sanayi AS	85,927	1,521,040

Metals & Mining — 7.7%
Eregli Demir ve Celik Fabrikalari TAS	12,682,039	15,755,706
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	11,989,243	4,478,772
Koza Altin Isletmeleri AS(b)	683,952	5,576,489
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	3,412,578	4,064,229

		29,875,196

Oil, Gas & Consumable Fuels — 8.0%
Tupras Turkiye Petrol Rafinerileri AS	1,377,394	30,920,054

Personal Products — 0.4%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(a)	3,983,166	1,576,707

Textiles, Apparel & Luxury Goods — 1.5%
Aksa Akrilik Kimya Sanayii AS	1,400,164	2,058,624
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	636,051	3,729,775

		5,788,399

Transportation Infrastructure — 2.7%
TAV Havalimanlari Holding AS	2,386,530	10,403,866

Wireless Telecommunication Services — 4.4%
Turkcell Iletisim Hizmetleri AS	8,555,883	17,065,876

Total Common Stocks — 99.0% (Cost: $594,811,404)		382,901,912

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	11,931,400	11,936,172

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	159,381	$159,381

		12,095,553

Total Short-Term Investments — 3.1% (Cost: $12,091,423)		12,095,553

Total Investments in Securities — 102.1% (Cost: $606,902,827)		394,997,465

Other Assets, Less Liabilities — (2.1)%		(8,176,772)

Net Assets — 100.0%		$386,820,693

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,539,408	(6,608,008)	11,931,400	$11,936,172	$979,532	(a)	$(2,610)	$69
BlackRock Cash Funds: Treasury, SL Agency Shares	315,285	(155,904)	159,381	159,381	6,050		—	—

				$12,095,553	$985,582		$(2,610)	$69

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$382,901,912	$—	$—	$382,901,912
Money Market Funds	12,095,553	—	—	12,095,553

	$394,997,465	$—	$—	$394,997,465

2